Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	5 Months Ended		8 Months Ended	12 Months Ended			13 Months Ended	17 Months Ended		20 Months Ended	24 Months Ended		25 Months Ended	29 Months Ended	32 Months Ended	36 Months Ended		37 Months Ended	41 Months Ended	44 Months Ended	48 Months Ended		49 Months Ended	53 Months Ended	56 Months Ended	60 Months Ended		61 Months Ended	65 Months Ended	68 Months Ended	72 Months Ended		77 Months Ended	84 Months Ended		89 Months Ended	96 Months Ended		101 Months Ended	108 Months Ended		120 Months Ended
	Jun. 11, 2024	Sep. 17, 2020	Feb. 26, 2020	Jun. 13, 2017	Nov. 01, 2016	Oct. 31, 2015	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000093382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)
Accumulated Value						$ 1,000,000							$ 1,128,930.264						$ 1,314,971.076					$ 1,284,725.98					$ 1,381,414.65					$ 1,396,627.008					$ 1,469,282.145			$ 1,040,905.052			$ 1,166,494.656			$ 1,323,098.575	$ 1,424,295.854
C000098143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (load-waived)
Accumulated Value						10,000							11,188.13339						12,886.72048					12,467.67348					13,277.50452					13,283.74057					13,844.66592			9,709.76655			10,762.86765			12,180.70248	13,060.73239
C000098142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (load-waived)
Accumulated Value						9,598.99749							10,827.32323						12,561.4722					12,243.26309					13,135.72905					13,255.00529					13,893.96981			9,821.40596			10,975.94473			12,432.79626	13,331.03944
C000098146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (load-waived)
Accumulated Value						9,605.26316							10,791.80793						11,529.17983					10,668.31878					12,080.92987					11,415.68914					11,515.53482			9,472.05724			10,619.44618			11,501.37116	12,898.88898
C000098147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (load-waived)
Accumulated Value						10,000							11,173.6296						11,850.04432					10,873.35907					12,236.63136					11,471.74286					11,471.74286			9,372.44544			10,441.95012			11,309.13446	12,683.29608
C000093384 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)
Accumulated Value						1,000,000							1,126,753.166						1,206,972.75					1,118,493.614					1,270,513.644					1,202,204.096					1,215,636.544			1,002,979.94			1,126,614.888			1,222,444.146	1,375,437.184
C000093386 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)
Accumulated Value						1,000,000							1,153,286.028						1,262,013.804					1,190,298.681					1,299,861.99					1,234,320.99					1,257,954.48			871,057.17			975,905.7			1,108,366.56	1,248,028.267
C000098150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (load-waived)
Accumulated Value						10,000							11,418.28						12,375.22035					11,561.23287					12,507.27729					11,749.6044					11,856.56122			8,132.8609			9,045.15895			10,249.16127	11,499.8707
C000098151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (load-waived)
Accumulated Value						9,602.5641							11,043.34344						12,057.82001					11,358.56539					12,362.28981					11,711.33281					11,904.99915			8,238.3695			9,196.3592			10,431.19851	11,704.11932
C000104316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (load-waived)
Accumulated Value						9,479.84395							10,935.86412						14,862.16037					12,758.05984					15,522.00653					18,193.23592					23,817.48373			14,525.40555			16,451.92701			20,715.27282	26,444.36569
C000104317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Equity Fund (Class C/EMECX) (load-waived)
Accumulated Value						10,000							11,460.46593						15,459.50412					13,153.43583					15,900.46465					18,515.59101					24,094.84572			14,587.2047			16,403.7547			20,487.52411	25,974.85745
C000101924 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)
Accumulated Value						1,000,000							1,157,982.84						1,577,289.714					1,356,320.958					1,655,367.73					1,943,586.48					2,550,758.336			1,559,721.03			1,772,654.115			2,236,946.584	2,862,843.525
C000104315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)
Accumulated Value						1,000,000.001							1,112,047.718						1,364,436.912					1,083,375.024					1,197,386.279					1,491,739.359					2,083,599.302			1,391,626.698			1,528,769.436			1,942,943.538	2,394,710.916
C000104314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (load-waived)
Accumulated Value						10,000							11,000.78961						13,396.8085					10,500.10206					11,497.73646					14,216.2902					19,703.2794			13,021.76372			14,153.00111			17,950.599	22,066.00615
C000104313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (load-waived)
Accumulated Value						9,473.68421							10,500.04806						12,886.94458					10,186.40178					11,232.72181					13,964.66207					19,466.66268			12,970.60497			14,207.12739			18,019.24767	22,150.39915
C000130348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (load-waived)
Accumulated Value						9,480.04837							9,799.05687						12,496.68541					10,567.82272					11,263.66385					9,972.13471					14,379.83924			12,090.17142			12,003.52182			16,174.77673	19,024.86405
C000130349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (load-waived)
Accumulated Value						10,000							10,260.73482						12,987.00892					10,869.65676					11,507.8704					10,112.40956					14,473.98225			12,074.23723			11,892.19002			16,024.76568	18,848.41326
C000130350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)
Accumulated Value						1,000,000							1,035,813.492						1,324,478.37					1,124,337.544					1,202,742.272					1,068,368.98					1,543,816.758			1,300,144.979			1,294,634.35			1,749,142.5	2,061,443.951
C000142708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)
Accumulated Value						1,000,000.2							1,200,031.524						1,347,483.933					1,345,550.4					1,334,837.281					1,190,247.08					1,145,354.76			783,610.8			961,425.143			1,046,295.507	1,103,582.337
C000142710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (load-waived)
Accumulated Value				$ 10,000					$ 10,460.59924							$ 10,332.19882					$ 10,154.34362					$ 8,940.08558					$ 8,531.36011					$ 5,772.24154				$ 7,006.97352			$ 7,544.3367			$ 7,899.75752
C000142709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (load-waived)
Accumulated Value						9,598.79639							11,484.83175						12,867.83232					12,820.13779					12,692.03049					11,276.99397					10,816.07334			7,399.19536			9,058.72822			9,812.10943	10,341.86703
C000174429 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (load-waived)
Accumulated Value					$ 9,478.67299							$ 12,107.23702						$ 11,067.39212					$ 12,255.02964					$ 13,050.41404					$ 14,906.91569					$ 9,909.50713			$ 10,670.54209			$ 13,575.40234			$ 16,950.43883
C000174430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (load-waived)
Accumulated Value					10,000							12,695.67915						11,502.67335					12,639.30648					13,367.49932					15,159.57471					9,997.84636			10,686.8853			13,511.87149			16,853.71688
C000174431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)
Accumulated Value					1,000,000							1,279,446.35						1,171,828.416					1,301,345.047					1,389,712.392					1,591,260.015					1,059,857.568			1,144,149.456			1,460,121.026			1,829,655.275
C000217584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)
Accumulated Value			$ 1,000,000							$ 1,206,041.004							$ 1,505,400.864					$ 901,778.175					$ 1,032,091.313					$ 1,305,998.848					$ 1,684,306.975
C000217586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (load-waived)
Accumulated Value			10,000							12,000							14,857.01007					8,801.39304					9,974.0758					12,500.05476					15,964.24011
C000217585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (load-waived)
Accumulated Value			9,478.67299							11,421.80095							14,219.53242					8,494.884					9,701.88379					12,233.52761					15,736.52909
C000221885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (load-waived)
Accumulated Value		$ 9,596.92898					$ 9,480.05024							$ 9,841.93288						$ 7,750.40761					$ 7,998.58268					$ 9,661.96531					$ 10,996.51261
C000221886 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (load-waived)
Accumulated Value		10,000					9,871.6503							10,173.3489						7,951.09904					8,150.45344					9,771.6209					11,050.12353
C000221884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)
Accumulated Value		1,000,000					988,041.68							1,027,836.81						811,705.386					838,642.35					1,014,884.262					1,156,349.525
C000250018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)
Accumulated Value	$ 1,000,000							$ 995,329.152							$ 1,278,192.192
C000250020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (load-waived)
Accumulated Value	10,000							9,913.08326							12,613.86244
C000250019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (load-waived)
Accumulated Value	9,478.67299							9,421.74368							12,076.77587
JP Morgan Emerging Market Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan Emerging Market Bond Index Global Diversified
Accumulated Value		10,000		10,000		10,000	9,796.759893		10,236.81921				11,170.0889	10,229.19611		9,787.627436			11,875.60385	7,755.049428	11,191.90242			11,354.50219	8,403.37552	11,301.6569			12,983.5837496265	9,929.576248	11,800.53624			13,110.90853	11,196.75366	8,946.316237			13,689.6521	9,694.238486		10,378.50776	11,454.88262		11,246.16285	12,916.71424		13,288.66374	14,984.51602
JP Morgan Emerging Market Bond C000093386 Index Global Diversified [Member]
Account Value [Line Items]
Accumulated Value						1,000,000							1,117,008.89						1,187,560.385					1,135,450.219					1,298,358.375					1,311,090.853					1,368,965.21			1,037,850.776			1,124,616.285			1,328,866.374	1,498,451.602
JP Morgan Emerging Market Bond C000098150 Index Global Diversified [Member]
Account Value [Line Items]
Accumulated Value																													12,983.58375
MSCI Emerging Markets Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Net
Accumulated Value			10,000		10,000	10,000				10,767.06907		12,679.2037	10,926.7464				12,593.20043	11,092.2466	13,816.95977			8,685.990025	12,407.34332	12,087.59861			9,624.022328	13,431.13868	13,520.70426			12,060.36107	15,709.10526	14,636.36891			15,426.94687	10,835.14333	17,118.74662		12,005.27068	11,807.42443		15,044.42677	13,082.55202		19,243.99868	16,394.42384	20,970.84027
MSCI Emerging Markets Net C000104317 [Member]
Account Value [Line Items]
Accumulated Value																																																	20,970.84049
MSCI Emerging Markets Net C000104315 [Member]
Account Value [Line Items]
Accumulated Value						1,000,000							1,092,674.64						1,381,695.977					1,208,759.861					1,352,070.426					1,463,636.891					1,711,874.662			1,180,742.443			1,308,255.202			1,639,442.384	2,097,084.027
MSCI Emerging Markets Net C000174431 [Member]
Account Value [Line Items]
Accumulated Value					$ 1,000,000							$ 1,267,920.37						$ 1,109,224.66					$ 1,240,734.332					$ 1,343,113.868					$ 1,570,910.526					$ 1,083,514.333			$ 1,200,527.068			$ 1,504,442.677			$ 1,924,399.868
MSCI Emerging Markets Net C000217584 [Member]
Account Value [Line Items]
Accumulated Value			$ 1,000,000							$ 1,076,706.907							$ 1,259,320.043					$ 868,599.0025					$ 962,402.2328					$ 1,206,036.107					$ 1,542,694.687
JP Morgan Emerging Market Bond C000221884 Index Global Diversified [Member]
Account Value [Line Items]
Accumulated Value		$ 1,000,000					$ 979,675.9893							$ 1,022,919.611						$ 775,504.9428					$ 840,337.552					$ 992,957.6248					$ 1,119,675.366
MSCI Emerging Markets Net ex China C000250018 [Member]
Account Value [Line Items]
Accumulated Value	1,000,000							1,032,088.247							1,298,863.794
MSCI Emerging Markets Net ex China [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Net ex China
Accumulated Value	$ 10,000							$ 10,320.88247							$ 12,988.63794
JP Morgan CEMBI Broad Diversified 1 3 Year [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan CEMBI Broad Diversified 1-3 Year
Accumulated Value				$ 10,000		10,000			$ 10,131.40492				10,557.06037			$ 10,265.12271			10,882.11228		$ 10,991.65905					$ 11,318.07284			11,806.10872		$ 11,907.97577			12,156.70881		$ 10,531.73293			12,790.32181	$ 11,442.53899		11,312.10343	$ 12,728.57296		12,290.39741	$ 13,610.1338		13,671.72271	14,618.60461
JP Morgan CEMBI Broad Diversified C000093382 [Member]
Account Value [Line Items]
Accumulated Value						1,000,000							1,091,651.292						1,159,146.757					1,137,631.948					1,276,395.506					1,330,479.242					1,400,659.28			1,147,750.66			1,253,082.414			1,439,831	1,555,164.617
JP Morgan Government Bond Emerging Market Global Diversified Net of Taxes [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes
Accumulated Value						10,000							11,104.28977						11,679.71738					10,911.21392					12,612.33726					12,131.4565					12,233.51719			9,753.253666			11,070.40026			12,023.74033	13,537.41674
JP Morgan Global Bond Index Emerging Markets Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan Global Bond Index - Emerging Markets Global Diversified
Accumulated Value						10,000							11,104.28962						11,679.71752					10,911.21377					12,612.33716					12,131.45659					12,233.51736			9,753.254027			11,070.40052			12,039.89894	13,612.73929
JP Morgan Global Bond C000093384 Index Emerging Markets Global Diversified [Member]
Account Value [Line Items]
Accumulated Value						1,000,000							1,110,428.962						1,167,971.752					1,091,121.377					1,261,233.716					1,213,145.659					1,223,351.736			975,325.4027			1,107,040.052			1,203,989.894	1,361,273.929
JP Morgan Government Bond Emerging Market Global Diversified Net of Taxes C000093384 [Member]
Account Value [Line Items]
Accumulated Value						1,000,000							1,110,428.977						1,167,971.738					1,091,121.392					1,261,233.726					1,213,145.65					1,223,351.719			975,325.3666			1,107,040.026			1,202,374.033	1,353,741.674
JP Morgan CEMBI Broad Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan CEMBI Broad Diversified
Accumulated Value						10,000							10,916.51292						11,591.46757					11,376.31948					12,763.95506					13,304.79242					14,006.5928			11,477.5066			12,530.82414			14,398.31	15,551.64617
Fifty JP Morgan Emerging Markets Bond C000093386 Index Global Diversified 25 JP Morgan Emerging Local Markets Index Plus 25 JP Morgan Government Bond Index Emerging Markets Global Diversified [Member]
Account Value [Line Items]
Accumulated Value						1,000,000							1,096,253.625						1,160,921.619					1,107,867.2					1,246,986.977					1,236,366.67					1,277,448.099			1,012,899.902			1,114,781.318			1,257,554.783	1,406,195.379
Fifty JP Morgan Emerging Markets Bond Index Global Diversified 25 JP Morgan Emerging Local Markets Index Plus 25 JP Morgan Government Bond Index Emerging Markets Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified
Accumulated Value						10,000							10,962.53625						11,609.21619					11,078.672					12,469.86977					12,363.6667					12,774.48099			10,128.99902			11,147.81318			12,575.54783	14,061.95379
MSCI Emerging Markets Small Cap Net C000104315 [Member]
Account Value [Line Items]
Accumulated Value						1,000,000							1,047,818.047						1,264,878.159					1,047,139.966					1,148,863.403					1,176,028.292					1,696,878.382			1,299,447.322			1,522,972.791			1,887,793.767	2,180,250.307
MSCI Emerging Markets Small Cap Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Small Cap Net
Accumulated Value						10,000							10,478.18047						12,648.78159					10,471.39966					11,488.63403					11,760.28292					16,968.78382			12,994.47322			15,229.72791			18,877.93767	21,802.50307
MSCI Frontier Markets Select EM Countries Capped C000130350 Index Net TR [Member]
Account Value [Line Items]
Accumulated Value						1,000,000							969,532.2913						1,236,280.104					1,087,098.629					1,202,726.501					1,120,391.613					1,484,875.206			1,233,725.868			1,202,071.663			1,446,710.388	1,903,523.786
MSCI Frontier Markets Select EM Countries Capped Index Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Frontier Markets + Select EM Countries Capped Index Net TR
Accumulated Value						10,000							9,695.322913						12,362.80104					10,870.98629					12,027.26501					11,203.91613					14,848.75206			12,337.25868			12,020.71663			14,467.10388	19,035.23786
JP Morgan CEMBI Broad Diversified 1 3 Year C000142709 [Member]
Account Value [Line Items]
Accumulated Value																								11,025.73817
JP Morgan CEMBI Broad Diversified 1 3 Year C000142708 [Member]
Account Value [Line Items]
Accumulated Value						$ 1,000,000							$ 1,055,706.037						$ 1,088,211.228					$ 1,102,573.817					$ 1,180,610.872					$ 1,215,670.881					$ 1,279,032.181			$ 1,131,210.343			$ 1,229,039.741			$ 1,367,172.271	$ 1,461,860.461